CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable | ¥		¥ 6,144		¥ 3,290
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥		327		270
Amounts of the non-current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥		¥ 9,625		¥ 0
Par value per common share (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Common shares, shares authorized | shares		500,000,000		500,000,000
Common shares, shares issued | shares		60,062,385		58,944,631
Common shares, shares outstanding | shares		60,062,385		58,944,631